Millennium RHIM Funds, Inc.
                                 Growth Fund
                                 June 30, 1998

Dear Fellow Shareholders:

What a year it has been! The domestic economy continued its amazing growth pattern despite the significant external shocks, such as the Asian crisis and the White House concerns that came into play time and time again. As previously predicted in our December 31,1997 report, all these issues combined forces to introduce a measure of volatility in the marketplace never previously seen. As we entered the 4th quarter of 1997 and through the 1st and 2nd quarter of 1998, the financial markets continued to struggle over the effects of the Asian crisis and the various currency devaluations on the domestic corporate earnings growth.

Our positions in application software, microcomputers, medical information technology, and the medical instrument sector significantly outpaced the market averages. The defensive posture of the portfolio and the 30% cash position we held at the end of December gave us the flexibility to take advantage of market inefficiencies during the first half of 1998, and helped us to obtain a 31.77% total return for the 6-month period ending June 30, 1998. The total return since the inception of the Fund was 17.80%.

We are very excited about the remainder of 1998. The inherent price volatility of the markets, which is much intensified by the above-referenced external forces, should uncover great investment opportunities. We will work diligently to identify these opportunities and to invest with prudence and vigilance.

We understand that performance is critical to our success and yours, and hope to continue the trend we began at the beginning of the year with performance that significantly outpaced the S&P 500. The support and confidence you have placed in us is greatly appreciated, and we hope you will keep The Millennium Fund as a core holding in your portfolios.

Sincerely,

/s/

Robert A. Dowlett
President

Millennium Growth Fund
Beginning Investment=      $10,000
Beginning Price=            $10.00

Beginning Shares=         1000.00

S & P 500 Index
Beginning Investment=     $10,000
Beginning Price=             $936.59

Beginning Shares=         10.677

Month          Millenium Growth Fund              S & P 500 Index
Jul-97            $ 10,240                           $ 10,188
Aug-97               9,800                              9,603
Sep-97              10,040                             10,114
Oct-97               9,360                              9,765
Nov-97               9,410                             10,200
Dec-97               8,940                             10,361
Jan-98               9,300                             10,466
Feb-98              10,590                             11,203
Mar-98              10,730                             11,763
Apr-98              11,310                             11,870
May-98              10,770                             11,646
Jun-98              11,780                             12,105

Past performance is not predictive of
future performance.
Total return since inception (July 16,
1997) was 17.8%.

                           Millennium RHIM Funds, Inc.
                                   Growth Fund
                             SCHEDULE OF INVESTMENTS
                                  June 30, 1998

Shares                                                               Market Value

COMMON STOCKS - 85.62%
Applications Software - 5.24%
     11,000 + People Software Inc......................                 $516,656
                                                                        --------
Circuts - 1.43%
      6,000 + Level One Communications Inc.............                  141,187
                                                                         -------
Computers-Micro - 7.52%
      8,000 + Dell Computer Corp.......................                  742,250
                                                                         -------
Computer Software - 23.33%
      6,000 + BMC Software Inc.........................                  311,813
     10,000 + Microsoft Corp...........................                1,084,063
      4,000   SAP AG-Sponsored ADR.....................                  906,000
                                                                         -------

                                                                       2,301,876
                                                                       ---------
Electronic Components-Semi Conductors - 7.96%
      9,000 + Applied Material Inc.....................                  265,781
      8,000 + Novellus Systems Inc.....................                  285,750
      5,000 + PMC Sierra Inc...........................                  234,063
                                                                         -------

                                                                         785,594
                                                                         -------
Medical-Drugs - 1.65%
      1,500   Pfizer Inc...............................                  163,031
                                                                         -------
Medical Information Systems - 4.29%
     12,000   HBO & Co.................................                  423,375
                                                                         -------
Medical Instruments - 4.35%
      3,000 + Boston Scientific Corp...................                  214,875
      3,000   Gudiant Corp.............................                  213,938
                                                                         -------

                                                                         428,813
                                                                         -------
Networking Products - 12.23%
     10,000 + Bay Networks Inc.........................                  322,500
      7,000 + Cisco Systems Inc........................                  644,656
     10,000 + Newbridge Networks Corp..................                  239,375
                                                                         -------

                                                                       1,206,531
                                                                       ---------
Printers & Related Products - 2.13%
     10,000 + Electronics For Imaging Inc..............                  210,625
                                                                         -------
Savings & Loans/Thrifts - 2.13%
      6,000 + Golden State Bancorp Inc.................                  178,500
      6,000 + Golden State Bancorp Inc Litigation Warrants.               32,062
                                                                          ------

                                                                         210,562
                                                                         -------

Telecommunications Equipment - 13.36%
      5,000 + Advanced Fibre Communication.............                  200,469
     10,000   Lucent Technologines Inc.................                  831,875
      4,000 + Tellabs Inc..............................                  286,375
                                                                         -------

                                                                       1,318,719

     TOTAL COMMON STOCKS
     (Cost $6,368,028)                                                 8,449,219
                                                                       ---------


     Total Investments at Market
     (Cost $6,368,028)                            85.62%               8,449,219
                                                  -----                ---------

     Other Assets less Liabilities                14.38%               1,419,511
                                                  -----                ---------

     Total Net Assets                            100.00%              $9,868,730
                                                 ======               ==========

     (1)  Federal  Tax  Information:   At  June  30,  1998  the  net  unrealized
appreciation based on cost for Federal Income tax purposes of $6,368,028 was as follows:
     Aggregate gross unrealized apprecation for all investments for
     which there was an excess of value over cost.................    $2,406,672
     Aggregate gross unrealized deprecation for all investments for
     which there was an excess of cost over value.................      (325,481)
                                                                        --------

          Net unrealized appreciation.............................    $2,081,191
                                                                      ----------




+ Denotes non-income producing security

The accompanying notes are an integral part of these financial statements.

                           Millennium RHIM Funds, Inc.
                  STATEMENT OF ASSETS AND LIABILITIES
                            June 30, 1998

                                                                                        GROWTH &
                                                                        GROWTH          INCOME
ASSETS:
Investments in securities, at value
     (cost $6,368,028 and $0 respectively)
     (Note2).................................................        $ 8,449,219        $       0
Cash.........................................................          1,338,534           16,543
Receivable for securities sold...............................            690,751                0
Receivable for fund shares sold..............................                  0        1,155,125
Other assets.................................................             32,515           42,687
                                                                          ------           ------

Total Assets.................................................         10,511,019        1,214,355
                                                                      ----------        ---------

LIABILITIES:
     Payables:
     Fund shares redeemed...................................           $ 631,972        $       0
     Advisory fees (Note 4).................................               2,506                0
     Other liabilities......................................               7,811           42,690
                                                                           -----           ------
     Total Liabilities......................................             642,289           42,690
                                                                         -------           ------

     Net Assets.............................................         $ 9,868,730      $ 1,171,665
                                                                     ===========      ===========

NET ASSETS CONSIST OF:
     Paid in capital........................................         $ 8,516,127      $ 1,171,668
     Accumulated net investment loss........................             (59,794)              (3)
     Accumulated net realized loss from
     investment transactions................................            (668,794)               0
     Net unrealized appreciation on
     investments............................................           2,081,191                0
                                                                       ---------                -

     Net Assets.............................................         $ 9,868,730      $ 1,171,665
                                                                     ===========      ===========

Net asset value and redemption
     price per share
     ($9,868,730/837,625 and $1,171,665/117,167 shares
     of capital stock outstanding, respectively)
     (Note 5)..............................................              $ 11.78          $ 10.00
                                                                         =======          =======



The accompanying notes are an integral part of these financial statements

                           Millennium RHIM Funds, Inc.
                            STATEMENT OF OPERATIONS
                       For the period ended June 30, 1998

                                                                                           GROWTH &
                                                                          GROWTH*          INCOME**
INVESTMENT INCOME:
Dividend............................................................   $   7,228        $      0
Interest............................................................      32,075               0
                                                                          ------               -

                                                                          39,303               0
                                                                          ------               -
Expenses:
Advisory fee........................................................      64,806               2
Administration fee..................................................      28,684               1
Fund accounting fee.................................................      14,831               0
Transfer agent fee..................................................      13,651               0
Audit fee...........................................................      10,519               0
Shareholder reporting...............................................       7,650               0
Amortization of organizational cost.................................       6,795             131
Custody fee.........................................................       6,502               0
Trustee fee.........................................................       4,781               0
Legal fee...........................................................       3,825               0
Insurance...........................................................       3,786               0
Registration........................................................         429               0
Other...............................................................       3,347               0
                                                                           -----               -
     Total expenses.................................................     169,606             134
                                                                         -------             ---

     Reimbursed expenses (Note 4)...................................     (70,509)           (131)
                                                                         -------            ----

     Net investment loss............................................     (59,794)             (3)
                                                                         -------              --

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
(Note 2)
Net realized gain(loss) from investment
     transactions...................................................    (668,794)              0
Net change in unrealized appreciation of
     investments....................................................   2,081,191               0
                                                                       ---------               -
Net realized and unrealized gain
     on investments.................................................   1,412,397               0
                                                                       ---------               -
Net increase(decrease) in net assets resulting from
     operations..................................................... $ 1,352,603            $ (3)
                                                                     ===========            ====

*Commencement of operations was July 16, 1997.
**Commencement of operations was June 26, 1998.

The accompanying notes are an integral part of these financial statements

                           Millennium RHIM Funds, Inc.
                                  Growth Fund
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                    For the period
                                                                                         ended
                                                                                     June 30, 1998*
                                                                                    ---------------

Net investment loss.............................................................   $    (59,794)
Net realized loss from investment transactions..................................       (668,794)
Net change in unrealized appreciation of investments............................      2,081,191
                                                                                      ---------

Net increase in net assets resulting from operations............................      1,352,603

Distributions from net investment income........................................              0
Distributions from net gain on investments......................................              0

Net capital share transactions (Note 5).........................................      8,516,127
                                                                                      ---------

Net increase in net assets......................................................      9,868,730

NET ASSETS:
Beginning of period.............................................................              0
                                                                                              -

End of period ..................................................................    $ 9,868,730
                                                                                    ===========


*Commencement of operations was July 16, 1997.














The accompanying notes are an integral part of these financial statements

                           Millennium RHIM Funds, Inc.
                              Growth & Income Fund
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                        For the period
                                                                                             ended
                                                                                         June 30, 1998**
                                                                                        ---------------

Net investment loss.............................................................      $        (3)
Net realized gain from investment transactions..................................                0
Net change in unrealized appreciation of investments............................                0
                                                                                                -

Net decrease in net assets resulting from operations............................               (3)

Distributions from net investment income........................................                0
Distributions from net realized gains...........................................                0

Net capital share transactions (Note 5).........................................        1,171,668
                                                                                        ---------

Net increase in net assets......................................................        1,171,665

NET ASSETS:
Beginning of period.............................................................                0
                                                                                                -

End of period...................................................................      $ 1,171,665
                                                                                      -----------


**Commencement of operations was June 26, 1998.
















The accompanying notes are an integral part of these financial statements

                           Millennium RHIM Funds, Inc.
                                   GROWTH FUND
                              FINANCIAL HIGHLIGHTS
              (For a fund share outstanding throughout the period)


                                                                       For the period
                                                                           ended
                                                                       June 30, 1998**
                                                                       ---------------
Net asset value, beginning of period.....................                 $10.00

Income from investment operations:
Net investment income/(loss).......................................        (0.07)
Net realized and unrealized gain on investments...                          1.85
                                                                            ----

Total from investment operations...................................         1.78
                                                                            ----

Less distributions:
Dividends from net investment income...............................         0.00
Distribution from realized gains from security
    transactions...................................................         0.00
                                                                            ----

Total distributions................................................         0.00
                                                                            ----

Net asset value, end of period                                            $11.78
                                                                          ======

Total return (a)...................................................        17.80%

Ratios/supplemental data
Net assets, end of period (in 000's)...............................       $9,869
Ratio of expenses to average
  net assets ***...................................................         1.45%
Ratio of net investment income to
  average net assets...............................................        (0.87%)
Portfolio turnover rate............................................       110.76%

* Annualized
**Commencement of operations was July 16, 1997.
*** Net of expense reimbursement of 1.03% for the period ending June 30, 1998.
(a) Not annualized.


The accompanying notes are an integral part of these financial statements.

                           Millennium RHIM Funds, Inc.
                              GROWTH & INCOME FUND
                              FINANCIAL HIGHLIGHTS
              (For a fund share outstanding throughout the period)

                                                                        For the period
                                                                             ended
                                                                        June 30, 1998**

Net asset value, beginning of period................................      $10.00

Income from investment operations:
Net investment income/(loss)........................................        0.00
                                                                            ----
Net realized and unrealized gain on investments.....................        0.00
                                                                            ----

Total from investment operations....................................        0.00

Less distributions:
Dividends from net investment income................................        0.00
Distribution from realized gains from security
  transactions......................................................        0.00

Total distributions.................................................        0.00
                                                                            ----

Net asset value, end of period .....................................      $10.00
                                                                          ======

Total return........................................................        0.00%

Ratios/supplemental data
Net assets, end of period (in 000's)................................      $1,172
Ratio of expenses to average
  net assets ***....................................................        1.45%
Ratio of net investment income to
  average net assets................................................       (1.45%)
Portfolio turnover rate.............................................        0.00%


* Annualized
**Commencement of operations was June 26, 1998.
*** Net of expense reimbursement of 3.86% for the period ending June 30, 1998.


The accompanying notes are an integral part of these financial statements.

                           Millennium RHIM Funds, Inc.
                          Notes to Financial Statements
                                  June 30, 1998

1.   ORGANIZATION:
The Millennium RHIM Growth Fund (the "Growth Fund") and the Millennium RHIM Growth & Income Fund (the "Growth & Income Fund') are registered as non-diversified open-end management investment companies under the Investment Company Act of 1940, as amended. The Growth Fund's primary investment objective is growth of capital. The Growth & Income Fund's primary investment objective is growth of capital and dividend income. The Growth Fund commenced operations on July 16, 1997, and the Growth & Income Fund commenced operations on June 26, 1998.


2.   SIGNIFICANT ACCOUNTING POLICIES:
The following is a summary of significant accounting policies consistently followed by the funds in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A. Security Valuation - Securities traded on national securities exchanges are valued at the last sales price. Over-the-counter securities and listed securities, for which no sales price is available, are valued at the last bid price. Short-term securities which mature in 60 days or less are valued at cost, which, when combined with accrued interest receivable, approximates value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

B. Security Transactions - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is accrued daily.

C. Federal Income Tax Status - No provision for federal income taxes is required since the funds intend to qualify as a regulated investment companies and distribute all of their taxable income to their shareholders.

D. Dividends and Distributions to Shareholders - The funds record dividends and distributions to shareholders on the ex-dividend date.

E. Deferred Organization Costs-The Growth Fund has incurred expenses of $35,000 in connection with its organization. These costs have been deferred and are being amortized on a straight-line basis through July 15, 2002. The Growth and Income Fund has incurred expenses of $42,687 in connection with its organization. Those costs have been deferred and are being amortized on a straight-line basis through June 25, 2003.

F. Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.


3.   INVESTMENT TRANSACTIONS:
Investment transactions,  excluding short-term investments, for the period ended
     June 30, 1998 were as follows:
         Growth Fund:
                           Purchases.................$13,632,118
                           Sales.......................6,595,297

         Growth & Income Fund:
                           Purchases..........................$0
                           Sales..............................$0


4.   INVESTMENT MANAGEMENT AGREEMENT:
The funds have an investment advisory agreement with Millennium Capital Advisors, Inc. (the "Advisor"). Under this agreement, the Advisor provides the funds with investment advisory and management services for which the funds pay a fee at an annual rate of .95% of the average daily net assets of the funds.

The funds are responsible for their own operating expenses. The Advisor has agreed to reimburse the funds to the extent necessary to limit aggregate annual operating expenses to 1.45% of average net assets annually. Any such reductions made by the Advisor in its fees or payments may be subject to reimbursement by the funds, if the funds are able to effect such reimbursement and remain in compliance with any expense limitations in effect at that time. For the year ended June 30, 1998 the Advisor has reimbursed the Growth Fund in the amount of $70,509, and the Growth and Income Fund $131.

Ridgeway  Helms  Securities  Corp.  (the  "Distributor")  acts as the  principal
underwriter  in  a  continuous  public  offering  of  both  funds  shares.   The
Distributor is an affiliate of the Advisor.


5.  FUND SHARE TRANSACTIONS:
At June 30, 1998, there were an unlimited number of shares authorized with no par value.

Growth Fund:
                                                   For the
                                             period July 16, 1997* to
                                               June 30, 1998
                                               Shares          Value
Shares sold..............................      928,042       $9,530,260
Dividend reinvestment....................            0                0
Shares repurchased.......................      (90,417)      (1,014,133)
                                              ---------     -----------
                                               837,625       $8,516,127

Growth & Income Fund:
                                                        For the
                                                period June 26, 1998* to
                                                   June 30, 1998
                                                Shares         Value
Shares sold.............................       117,167       $1,171,668
Dividend reinvestment...................             0                0
Shares repurchased......................             0                0
                                             ---------      -----------
                                               117,167       $1,171,668

* Commencement of operations.

Independant Auditors Report

To the Board of Trustees
The Millenium RHIM Funds, Inc.
Redwood Shores, CA


We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Millennium Growth Fund and the Millennium Growth and Income Fund, series of The Millennium RHIM Funds, Inc. as of June 30, 1998 and the related statement of operations, the statements of changes in net assets, and the financial highlights for the periods indicated. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion,

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Millennium Growth Fund and the Millennium Growth and Income Fund as of June 30, 1998, the results of their operations, the changes in their net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles.





New York, New York
August 14, 1998

                                     Advisor
                        Millennium Capital Advisors, Inc.
                        303 Twin Dolphin Drive, Suite 530
                            Redwood Shores, CA 94065


                                   Distributor
                      Ridgeway Helms Securities Corporation
                        303 Twin Dolphin Drive, Suite 530
                            Redwood Shores, CA 94065


                                    Custodian
                                 Star Bank, N.A.
                                425 Walnut Street
                              Cincinnati, OH 45202


                                 Transfer Agent
                          American Data Services, Inc.
                          150 Motor Parkway, Suite 109
                               Hauppauge, NY 11788
                                 (800) 535-9169


                                  Legal Counsel
                             Spitzer & Feldman, P.C.
                           405 Park Avenue, 6th floor
                            New York, New York 10022





This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.